Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Short-Term Borrowings

Short-term borrowings at March 31, 2015 and 2016 comprised the following:

	2015	2016
	Millions of yen
Borrowings denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.26% and 0.21% per annum at March 31, 2015 and 2016, respectively	¥39,238	¥41,004
Commercial paper bearing interest at weighted average rates of 0.09% per annum at March 31, 2015	206,993	—
Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	84,192	88,652

Total short-term debt	¥330,423	¥129,656

Schedule of Long-Term Debt

Long-term debt at March 31, 2015 and 2016 comprised the following:

	2015	2016
	Millions of yen
Debt denominated in Japanese yen:
0.15% – 2.06% coupon bonds due 2016 – 2031	¥1,700,969	¥1,465,959
1.00% floating rate bond due 2022	100	100
Secured indebtedness to financial institutions—
0.51% (weighted average) loans due 2016 – 2029	49,408	38,782
0.32% (weighted average) floating rate loans due 2016 – 2032	18,744	21,596
Unsecured indebtedness to financial institutions—
0.88% (weighted average) loans due 2016 – 2031	1,683,994	1,801,993
0.16% (weighted average) floating rate loans due 2016 – 2026	88,309	76,905

	3,541,524	3,405,335

Debt denominated in foreign currencies:
0.89% – 2.15% U.S. dollar notes due 2016 – 2020	213,250	205,701
1.08% floating rate U.S. dollar notes due 2019	24,034	22,536
Unsecured indebtedness to financial institutions—
1.05% (weighted average) U.S. dollar floating rate loans due 2016 – 2029	164,010	247,522
0.91% (weighted average) U.K. pound floating rate loans due 2016 – 2018	17,987	16,530
1.79% (weighted average) Euro loans due 2016 – 2025	50,084	53,308
0.43% (weighted average) Euro floating rate loans due 2016 – 2027	16,701	31,527
Other loans due 2016 – 2038	31,844	40,737

	517,910	617,861

Total long-term debt principal	4,059,434	4,023,196
Less—Deferred bond discounts	(330)	(216)

	4,059,104	4,022,980
Less—Current portion	(370,279)	(476,777)

Total long-term debt	¥3,688,825	¥3,546,203

Schedule of Maturities of Long-Term Debt

The balance of long-term debt as of March 31, 2016, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2017 to the fiscal year ending March 31, 2021 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2017	¥476,777
2018	681,205
2019	614,125
2020	460,707
2021	361,598
Thereafter	1,428,568

Total	¥4,022,980